PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
PREMISES AND EQUIPMENT
NOTE 12 – PREMISES AND EQUIPMENT

	12/31/2010	12/31/2009	Annual depreciation rates (%)
Gross
Land	1,045	959
Buildings used in operations	3,027	2,647
Installations, furniture, equipment and security and communication	2,279	1,915
Data processing equipment	4,635	3,918
Cost of software developed or obtained for internal use	1,313	1,298
Transportation system	9	16
Assets held for sale	19	23
Other	143	349
TOTAL	12,470	11,125
Accumulated depreciation
Buildings used in operations	(1,892)	(1,718)	4
Installations, furniture, equipment and security and communication	(1,228)	(925)	10 a 25
Data processing equipment	(3,352)	(3,073)	20 a 50
Cost of software developed or obtained for internal use	(675)	(630)	20 a 33
Transportation system	(6)	(11)	20
Other	(166)	(196)	20
TOTAL	(7,319)	(6,553)
NET CARRYING AMOUNT	5,151	4,572

Depreciation expenses were R$ 1,476, R$ 1,250 and  R$ 756 for the years ended December 31, 2010, 2009 and 2008, respectively, and included expenses of  R$ 146, R$ 145 and R$ 109  from depreciation of cost of software developed or obtained for internal use.

Capitalized interest and depreciation of capitalized interest totaled R$ 23 and 19, respectively, in 2010, (R$ 23 and R$ 19, in 2009 and R$ 23 and R$ 18 in 2008).

Accumulated depreciation of lease totaled R$ 94, R$ 84 and R$ 72 at December 31, 2010, 2009 and 2008, respectively. The only class of assets accounted for in lease is buildings used in operations.